Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign source component of income (loss) before taxes
Total US	$ (28,647)	$ (37,669)	$ (68,897)
Total Foreign	20,967	20,125	25,814
Loss before provision for income taxes	(7,680)	(17,544)	(43,083)
Current
Federal	(42)	(1,742)	214
State	147	(37)	326
Foreign	4,795	6,532	6,083
Total Current	4,900	4,753	6,623
Deferred
Federal	344	301	1,141
State	(98)	24	308
Foreign	121	1,015	2,320
Total Deferred	367	1,340	3,769
Total	5,267	6,093	10,392
Reconciliation of the provision for income taxes with amounts determined by applying the statutory US Federal rate
Federal tax rate	(2,688)	(6,141)	(15,079)
State and local income taxes, net of federal income tax benefits	(695)	(1,474)	(494)
Foreign income taxed at different rate to US	(483)	(8,698)	(6,226)
Change in valuation allowance	9,891	17,800	22,369
Adjustment to deferreds	(4,131)	(2,784)	1,653
Non deductible expenses related to foreign tax holiday	4,593	10,034	5,469
Credits and tax holidays	(6,378)	(1,227)	(312)
Reserve for uncertain tax positions	1,307	(1,897)	1,009
Permanent items	1,410	(1,214)	626
Foreign inclusions	2,192	1,337	1,161
Other differences	249	357	216
Total	5,267	6,093	10,392
Deferred tax assets:
Accruals, allowances, and reserves	8,810	10,391
Tax credits	11,387	5,752
Loss carryforwards	21,386	25,266
Tangibles/Intangibles	8,902	7,416
Payables/Receivables	29,737	25,964
Market leases	590	717
Other	237	162
Total	81,049	75,668
Valuation allowance	(68,205)	(58,314)
Total deferred tax assets	12,844	17,354
Deferred tax liabilities:
Intangible assets	16,494	20,655
Total deferred tax liabilities	16,494	20,655
Net deferred tax assets (liabilities)	$ (3,650)	$ (3,301)